VESSELS AND EQUIPMENT, NET - Narrative (Details) - USD ($) $ in Millions	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation	$ 5.7	$ 44.3	$ 74.5	$ 74.1